Post-Employment and Other Long-Term Employees Benefits - Changes in Benefit Obligation and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in plan assets:
Plan assets at fair value at beginning of year	$ 448
Employer contributions	28	29
Foreign currency translation adjustments	(1)
Plan assets at fair value at end of year	480	448
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	9	10
Long-term liabilities	(392)	(366)
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	807	901
Service cost	27	37	40
Interest cost	28	28	31
Employee contributions	6	5
Benefits paid	(20)	(19)
Effect of curtailment		(3)
Effect of settlement	(14)	(32)
Actuarial (gain) loss	93	(92)
Transfer in	2	12
Transfer out	(2)	(12)
Acquisition / change in scope		9
Plan amendment		5
ST-Ericsson deconsolidation		(49)
Foreign currency translation adjustment	(64)	17
Benefit obligation at end of year	863	807	901
Change in plan assets:
Plan assets at fair value at beginning of year	448	422
Actual return on plan assets	41	32
Employer contributions	28	29
Employee contributions	6	5
Benefits paid	(10)	(9)
Effect of settlement	(12)	(25)
Transfer in		8
Transfer out		(8)
Foreign currency translation adjustments	(21)	5
ST-Ericsson deconsolidation		(11)
Plan assets at fair value at end of year	480	448	422
Funded status	(383)	(359)
Net amount recognized in the balance sheet consisted of the following:
Non-current assets	9	10
Current liabilities	(9)	(12)
Long-term liabilities	(383)	(357)
Net amount recognized	(383)	(359)
Other Long-Term Benefit [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	65	63
Service cost	7	8	9
Interest cost	2	2	3
Benefits paid	(4)	(4)
Effect of curtailment		(2)
Actuarial (gain) loss	2
Transfer in	1	1
Transfer out	(1)	(1)
Acquisition / change in scope		1
Plan amendment	1
ST-Ericsson deconsolidation		(4)
Foreign currency translation adjustment	(8)	1
Benefit obligation at end of year	65	65	63
Change in plan assets:
Funded status	(65)	(65)
Net amount recognized in the balance sheet consisted of the following:
Current liabilities	(11)	(5)
Long-term liabilities	(54)	(60)
Net amount recognized	$ (65)	$ (65)